Restructuring - Additional Information (Detail) - May. 31, 2013 $ in Thousands	USD ($) Position Facility	USD ($)
Restructuring Cost and Reserve [Line Items]
Restructuring charges		$ 20,072
Consumer Segment | Two Thousand Thirteen Plan
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 15,600
Number of position eliminated | Position	133
Number of shutdown manufacturing facilities | Facility	2
Inventory markdowns	$ 3,900
Consumer Segment | Two Thousand Thirteen Plan | Employee Severance
Restructuring Cost and Reserve [Line Items]
Restructuring charges	8,200
Consumer Segment | Two Thousand Thirteen Plan | Facility Closing
Restructuring Cost and Reserve [Line Items]
Restructuring charges	7,400
Industrial Segment | Two Thousand Thirteen Plan
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 4,500
Industrial Segment | Two Thousand Thirteen Plan | Employee Severance
Restructuring Cost and Reserve [Line Items]
Number of position eliminated | Position	34